Related undertakings	12 Months Ended
Oct. 31, 2021
Related undertakings [Abstract]
Related undertakings
34 Related undertakings

In accordance with section 409 of the UK Companies Act 2006 (the “Act”), information on all related undertakings of the Group is set out below. Related undertakings are categorized in the Act as being “subsidiaries”, “associated undertakings” and “significant holdings in undertakings other than subsidiary companies”. The information below is stated as at October 31, 2021.

The definition of a subsidiary undertaking in the Act is different from the definition of that term under IFRS. As a result, related undertakings included within this list may not be the same as the related undertakings consolidated in the Group IFRS financial statements. The Group owns 100% of all subsidiary undertakings.

	Company name	Country of incorporation	Principal activities	Key to Registered office address
1	Attachmate Australasia Pty. Ltd.	Australia	In Liquidation	1
2	Attachmate Group Australia Pty Ltd	Australia	Sale and support of software	1
3	Autonomy Australia Pty Ltd	Australia	In Liquidation	1
4	Autonomy Systems Australia Pty Ltd	Australia	In Liquidation	1
5	Borland Australia Pty Ltd	Australia	In Liquidation	1
6	Entcorp Australia Pty Limited	Australia	In Liquidation	1
7	Full 360 Pty Ltd	Australia	Sale and support of software	2
8	Micro Focus Australia Pty Ltd	Australia	Sale and support of software	1
9	Micro Focus Pty Limited	Australia	Sale and support of software	1
10	Serena Software Pty Limited	Australia	In Liquidation	1
11	Micro Focus Austria GmbH	Austria	Development of software	3
12	Autonomy Belgium BV	Belgium	Sale and support of software	4
13	Micro Focus Belgium BV	Belgium	Sale and support of software	4
14	Micro Focus S.r.l	Belgium	Sale and support of software	5
15	Borland Latin America Ltda	Brazil	Sale and support of software	6
16	Cambridge Technology Partners do Brasil Ltda	Brazil	Dormant	6
17	Micro Focus Brasil Serviços de Tecnologia Ltda	Brazil	Sale and support of software	6
18	Micro Focus Programação de Computadores Ltda	Brazil	Sale and support of software	6
19	Peregrine Systems do Brasil Ltda.	Brazil	Sale and support of software	7
20	Serena Software Do Brasil Ltda	Brazil	Sale and support of software	6
21	Micro Focus APM Solutions EOOD	Bulgaria	Development of software	8
22	Micro Focus Bulgaria EOOD	Bulgaria	Sale and support of software	8
23	Autonomy Systems (Canada) Ltd.	Canada	Sale and support of software	9
24	GWAVA ULC	Canada	Holding Company	10
25	Interset Software ULC	Canada	Holding Company	10
26	Micro Focus (Canada) ULC	Canada	Development, sale and support of software	10

	Company name	Country of incorporation	Principal activities	Key to Registered office address
27	Micro Focus Acquisition Canada ULC	Canada	Sale and support of software	11
28	Micro Focus Software (Canada) ULC	Canada	Sale and support of software	12
29	Micro Focus Software Solutions Canada Co. / Solutions Logiciels Micro Focus Canada Cie.	Canada	Sale and support of software	13
30	NetManage Canada ULC	Canada	Dormant	10
31	Entco Capital Co	Cayman Islands	In Liquidation	14
32	Entco Investment Co	Cayman Islands	In Liquidation	14
33	Micro Focus International Limited	Cayman Islands	In Liquidation	14
34	Micro Focus IP Ltd.	Cayman Islands	In Liquidation	14
35	Micro Focus Marigalante Ltd.	Cayman Islands	Sale and support of software	15
36	Autonomy Systems (Beijing) Limited Company	China	Sale and support of software	16
37	Micro Focus Limited Beijing Representative Office	China	Sale and support of software	17
38	Shanghai Micro Focus Software Technology Co., Ltd	China	Sale and support of software	18
39	Shanghai Micro Focus Software Technology Co., Ltd, Beijing Branch	China	Sale and support of software	19
40	Shanghai Micro Focus Software Technology Co., Ltd. Shandong Branch	China	Sale and support of software	20
41	Shanghai Micro Focus Software Technology Co., Ltd., Chongqing Branch	China	Sale and support of software	41
42	Shanghai Micro Focus Software Technology Co., Ltd., Shenzhen Branch	China	Sale and support of software	42
43	Singapore Micro Focus Pte. Ltd Shanghai Representative Office	China	Sale and support of software	43
44	Micro Focus Software LATAM S.A.S	Colombia	Sale and support of software	44
45	Micro Focus Centroamerica CAC Limitada	Costa Rica	Sale and support of software	45
46	Micro Focus Costa Rica Limitada	Costa Rica	Sale and support of software	46
47	NetIQ Software International Limited	Cyprus	In Liquidation	47
48	Micro Focus Czechia s.r.o.	Czech Republic	Sale and support of software	48
49	Micro Focus Denmark, filial af Micro Focus AS, Norge Branch	Denmark	Sale and support of software	49
50	Micro Focus Software Denmark ApS	Denmark	Sale and support of software	50
51	Micro Focus AS, Filial i Finland	Finland	Sale and support of software	51
52	Borland (France) Sarl	France	Sale and support of software	52
53	Cobol-IT, SAS	France	Sale and support of software	53
54	Micro Focus France SAS	France	Sale and support of software	54
55	Micro Focus SAS	France	Sale and support of software	55
56	Attachmate Group Germany GmbH	Germany	Sale and support of software	56
57	Borland GmbH	Germany	Dormant	57
58	GWAVA EMEA GmbH	Germany	Sale and support of software	58
59	Micro Focus Deutschland GmbH	Germany	Sale and support of software	59
60	Micro Focus GmbH	Germany	Sale and support of software	32
61	Novell Holding Deutschland GmbH	Germany	Holding Company	32
62	Serena Software GmbH	Germany	Sale and support of software	34
63	EntCorp Hong Kong Limited	Hong Kong	Sale and support of software	35
64	Micro Focus Limited Hong Kong Branch	Hong Kong	Sale and support of software	36
65	Micro Focus Software HK Limited	Hong Kong	Sale and support of software	36
66	Autonomy Software Asia Private Limited	India	Sale and support of software	37
67	Entco IT Services Private Limited	India	Sale and support of software	38
68	Interwoven, Inc., India Branch	India	Sale and support of software	39

	Company name	Country of incorporation	Principal activities	Key to Registered office address
69	Micro Focus Software India Private Limited	India	Development, sale and support of software	40
70	Micro Focus Software Solutions India Private Limited	India	Sale and support of software	41
71	Micro Focus Software Pte. Ltd. – Representative Office	Indonesia	Sale and support of software	42
72	Attachmate Ireland Limited	Ireland	Sale and support of software	43
73	Entsoft Holding Ireland Unlimited Company	Ireland	In Liquidation	43
74	Micro Focus (IP) Ireland Limited	Ireland	Dormant	44
75	Micro Focus Galway Limited	Ireland	Sale and support of software	43
76	Micro Focus Group Holdings Unlimited	Ireland	Holding Company	44
77	Micro Focus International Holdings Limited	Ireland	Holding Company	44
78	Micro Focus Ireland Limited	Ireland	Development, sale and support of software	44
79	Micro Focus Software (Ireland) Limited	Ireland	Development, sale and support of software	43
80	Micro Focus Software Solutions Ireland Limited	Ireland	Sale and support of software	43
81	NetIQ Europe Limited	Ireland	Sale and support of software	43
82	NetIQ Ireland Limited	Ireland	Holding Company	44
83	Novell Cayman Software International Unlimited Company	Ireland	Holding Company	44
84	Novell Cayman Software Unlimited Company	Ireland	Holding Company	44
85	Novell Software International Limited	Ireland	Holding Company	44
86	Micro Focus Interactive Israel Ltd	Israel	Sale and support of software	45
87	Micro Focus Israel Limited	Israel	Development and support of software	46
88	Micro Focus Software Israel Ltd	Israel	Sale and support of software	45
89	N.Y. NetManage (Yerushalayim) Ltd	Israel	Dormant	47
90	Novell Israel Software Limited	Israel	Dormant	48
91	Micro Focus Italiana S.r.l.	Italy	Sale and support of software	49
92	Micro Focus S.r.l.	Italy	Sale and support of software	49
93	Verity Italia S.r.l.	Italy	In Liquidation	50
94	Entcorp Japan K.K.	Japan	Sale and support of software	51
95	Micro Focus Enterprise Ltd	Japan	Sale and support of software	52
96	Micro Focus LLC	Japan	Sale and support of software	52
97	Novell Japan, Ltd	Japan	Sale and support of software	52
98	Serena Software Japan LLC	Japan	Sale and support of software	52
99	Micro Focus Luxembourg S.à r.l.	Luxembourg	Sale and support of software	53
100	Verity Luxembourg S.à r.l.	Luxembourg	Sale and support of software	54
101	Micro Focus Malaysia Sdn. Bhd.	Malaysia	Sale and support of software	55
102	Novell Corporation (Malaysia) Sdn. Bhd.	Malaysia	Sale and support of software	56
103	Micro Focus International Mexico, S. de R.L. de C.V.	Mexico	Sale and support of software	57
104	Micro Focus Limited Mexico Branch	Mexico	Sale and support of software	57
105	Micro Focus Software Mexico, S. De R.L. De C.V.	Mexico	Sale and support of software	57
106	Micro Focus Software Solutions Mexico, S. de R.L. de C.V.	Mexico	Sale and support of software	57
107	Authasas B.V.	Netherlands	Sale and support of software	58
108	Autonomy HoldCo B.V.	Netherlands	Sale and support of software	58
109	Autonomy Netherlands B.V.	Netherlands	Sale and support of software	58

	Company name	Country of incorporation	Principal activities	Key to Registered office address
110	Borland B.V.	Netherlands	Sale and support of software	58
111	Entco Eastern Holding B.V.	Netherlands	In Liquidation	58
112	Entco Gatriam Holding B.V.	Netherlands	Holding company	58
113	Entco Holding Berlin B.V.	Netherlands	Holding company	58
114	Entco Holding Hague II B.V.	Netherlands	Holding company	58
115	Entco Sinope Holding B.V.	Netherlands	Holding company	58
116	Entcorp Nederland B.V.	Netherlands	Sale and support of software	58
117	Micro Focus B.V.	Netherlands	Sale and support of software	58
118	Micro Focus Caribe Holding B.V.	Netherlands	Sale and support of software	58
119	Micro Focus Eastern Holding II B.V.	Netherlands	Holding Company	58
120	Micro Focus Enterprise B.V.	Netherlands	Sale and support of software	58
121	Micro Focus HoldCo B.V.	Netherlands	Holding Company	58
122	Micro Focus Holding Finance B.V.	Netherlands	Holding Company	58
123	Micro Focus Holding Hague B.V.	Netherlands	Holding Company	58
124	Micro Focus Holding PR B.V.	Netherlands	Sale and support of software	58
125	Micro Focus International Trade B.V.	Netherlands	Sale and support of software	58
126	Micro Focus Nederland B.V.	Netherlands	Sale and support of software	58
127	Verity Benelux B.V.	Netherlands	Sale and support of software	58
128	Micro Focus Software (New Zealand) Unlimited	New Zealand	Sale and support of software	59
129	Micro Focus AS	Norway	Sale and support of software	60
130	Micro Focus Software, Inc.	Philippines	Sale and support of software	61
131	Micro Focus Polska sp. z o.o.	Poland	Sale and support of software	62
132	Micro Focus Portugal Informática, Lda	Portugal	Sale and support of software	63
133	Micro Focus, S.L.- Sucursal em Portugal Branch	Portugal	Sale and support of software	63
134	Micro Focus Caribe Holding B.V. LLC Branch	Puerto Rico	Sale and support of software	64
135	Micro Focus Holding PR B.V. LLC Branch	Puerto Rico	Sale and support of software	64
136	Micro Focus Software Romania SRL	Romania	Sale and support of software	65
137	Limited Liability Company Micro Focus	Russian Federation	Sale and support of software	66
138	Micro Focus LLC	Saudi Arabia	Sale and support of software	67
139	Autonomy Systems Singapore Pte. Ltd.	Singapore	In Liquidation	68
140	Borland (Singapore) Pte. Ltd.	Singapore	In Liquidation	68
141	Entco Software Pte. Ltd.	Singapore	Sale and support of software	68
142	Mercury Interactive (Singapore) Pte Ltd	Singapore	In Liquidation	68
143	Micro Focus Pte. Ltd.	Singapore	Sale and support of software	68
144	Micro Focus Software Pte. Ltd.	Singapore	Sale and support of software	68
145	Autonomy Systems Software South Africa Pty Ltd	South Africa	Sale and support of software	69
146	Micro Focus Software South Africa (Pty) Ltd	South Africa	Sale and support of software	70
147	Micro Focus South Africa (Pty) Ltd	South Africa	Sale and support of software	71
148	Micro Focus Korea Ltd	South Korea	Sale and support of software	72
149	Micro Focus Field Delivery Spain S.L.U.	Spain	Sale and support of software	73
150	Micro Focus S.L.U.	Spain	Sale and support of software	73
151	Micro Focus Software Spain S.L.U.	Spain	Sale and support of software	73

	Company name	Country of incorporation	Principal activities	Key to Registered office address
152	Micro Focus AS, Norge, filial i Sverige Branch	Sweden	Sale and support of software	74
153	Micro Focus Sverige AB	Sweden	Sale and support of software	74
154	Micro Focus Enterprise B.V., Amstelveen, Wallisellen Branch	Switzerland	Sale and support of software	75
155	Micro Focus GmbH	Switzerland	Sale and support of software	76
156	Micro Focus International Suisse Sàrl	Switzerland	Sale and support of software	77
157	Micro Focus Schweiz GmbH	Switzerland	Sale and support of software	76
158	Entco, LLC Taiwan Branch	Taiwan	Sale and support of software	78
159	Micro Focus Taiwan Co., Ltd	Taiwan	Sale and support of software	79
160	Micro Focus Enterprise Tunisia SARL	Tunisia	Sale and support of software	80
161	Atarlabs Bilişim Anonim Şirketi	Turkey	Development and support of software	81
162	Micro Focus Teknoloji Çözümleri Limited Şirketi	Turkey	Sale and support of software	82
163	Micro Focus Ukraine, LLC.	Ukraine	Sale and support of software	83
164	Entco International SARL - Jebel Ali Free Zone Branch	United Arab Emirates	Sale and support of software	84
165	Entco International SARL-Abu Dhabi Branch	United Arab Emirates	Sale and support of software	85
166	Micro Focus Software Middle East FZ-LLC	United Arab Emirates	Sale and support of software	86
167	Attachmate Sales UK Limited	United Kingdom	Sale and support of software	87
168	Autonomy Systems Limited	United Kingdom	Sale and support of software	87
169	Borland (Holding) UK Limited	United Kingdom	In Liquidation	87
170	Borland (UK) Limited	United Kingdom	In Liquidation	87
171	Dart UK Newco Limited	United Kingdom	Divestiture company	87
172	Entco Holding Berlin B.V. - UK Branch	United Kingdom	Holding Company	87
173	Longsand Limited	United Kingdom	Sale and support of software	87
174	Merant Holdings	United Kingdom	Holding Company	87
175	Micro Focus (IP) Holdings Limited	United Kingdom	Dormant	87
176	Micro Focus (IP) Ltd	United Kingdom	Holding Company	87
177	Micro Focus (US) Holdings	United Kingdom	Holding Company	87
178	Micro Focus CHC Limited	United Kingdom	Holding Company	87
179	Micro Focus Foreign HoldCo Ltd	United Kingdom	Holding Company	87
180	Micro Focus Global Limited	United Kingdom	Sale and support of software	87
181	Micro Focus Group Limited	United Kingdom	Holding Company	87
182	Micro Focus Holdings Unlimited	United Kingdom	Holding Company	87
183	Micro Focus Integration Limited	United Kingdom	Sale and support of software	87
184	Micro Focus IP Development Limited	United Kingdom	Development and support of software	87
185	Micro Focus Limited	United Kingdom	Sale and support of software	87
186	Micro Focus Marigalante Ltd. - UK Branch	United Kingdom	Sale and support of software	87
187	Micro Focus MHC Limited	United Kingdom	Holding Company	87
188	Micro Focus Midco Holdings Limited	United Kingdom	Holding Company	87
189	Micro Focus Midco Limited	United Kingdom	Holding Company	87
190	Micro Focus Situla Holding Ltd	United Kingdom	Holding Company	87
191	Micro Focus Software (IP) Holdings Limited	United Kingdom	Holding Company	87
192	Micro Focus Software Holdings Ltd	United Kingdom	Sale and support of software	87

	Company name	Country of incorporation	Principal activities	Key to Registered office address
193	Micro Focus Software UK Ltd	United Kingdom	Sale and support of software	87
194	Micro Focus UK Limited	United Kingdom	Dormant	87
195	Serena Holdings	United Kingdom	Holding Company	87
196	Serena Software Europe Limited	United Kingdom	Sale and support of software	87
197	Attachmate Corporation	United States	Development and support of software	88
198	Borland Corporation	United States	Holding Company	89
199	Borland Software Corporation	United States	Development and support of software	89
200	Borland Technology Corporation	United States	Dormant	89
201	Dart US Newco LLC	United States	Divestiture company	89
202	Entco Delaware LLC	United States	Sale and support of software	89
203	Entco, LLC	United States	Sale and support of software	89
204	Full 360 Group Inc.	United States	Holding Company	89
205	Full 360 Inc	United States	Sale and support of software	90
206	GWAVA Technologies, Inc.	United States	Sale and support of software	89
207	MA FinanceCo., LLC	United States	Holding Company	89
208	Marcel Holdings LLC	United States	Sale and support of software	89
209	Micro Focus (US) Group, Inc.	United States	Holding Company	89
210	Micro Focus (US) International Holdings, Inc.	United States	Holding Company	89
211	Micro Focus (US), Inc.	United States	Development and support of software	89
212	Micro Focus Brazil Holdings LLC	United States	Holding Company	89
213	Micro Focus Government Solutions LLC	United States	Sale and support of software	89
214	Micro Focus LLC	United States	Sale and support of software	89
215	Micro Focus Software Inc.	United States	Development and support of software	89
216	NetIQ Corporation	United States	Development and support of software	89
217	Novell Holdings, Inc.	United States	Holding Company	89
218	Novell International Holdings, Inc.	United States	Holding Company	89
219	Seattle SpinCo, Inc.	United States	Holding Company	89
220	Serena Software, Inc.	United States	Holding Company	89
221	Stratify, Inc.	United States	Sale and support of software	89
222	The Attachmate Group, Inc.	United States	Holding Company	89
223	Vertica Systems, LLC	United States	Sale and support of software	89

The Group has a 100% equity ownership interest in each of the subsidiary undertakings.

The ultimate parent Company is Micro Focus International plc (the “Company”). The Company has a direct interest in Micro Focus Midco Holdings Limited and an indirect interest in all of the other related undertakings. The Company has an effective interest of 100% in all of the related undertakings listed in the table.

The financial results of all of the related undertakings listed above are included in the Group’s consolidated financial statements. None of the related undertakings holds any shares in the Company.

For each of the subsidiaries listed above, the registered office or, in the case of undertakings other than subsidiaries, the principal place of business is as follows:

Registered office addresses:

Number	Address
1	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
2	Suite 9, 191 Victoria Road, Gladesville NSW 2111, Australia
3	Donau-City-Straße 7, 40. OG, 1220 Wien, Austria
4	Officenter, Luchthavenlaan 27, 1800 Vilvoorde, Belgium
5	EU Parliament, 4th Floor, 37 De Meeussquare, 1000 Brussels, Belgium
6	Rua Joaquim Floriano, 466 - 12 Andar, Ed. Corporate, Itaim Bibi, São Paulo, SP, 04534-002, Brazil
7	Avenida das Nações Unidas, 1201, conj. 2302. sala 72, São Paulo, SP, 04578-000, Brazil
8	76A James Boucher Blvd., Hill Tower 3rd floor, Lozenets District, Sofia, 1407, Bulgaria
9	200-204 Lambert Street, Whitehorse Y1A 3T2, Canada
10	250, Howe Street, Suite 1400-C, Vancouver BC V6C 3S7, Canada
11	1300-1969 Upper Water Street, McInnes Cooper Tower - Purdy's Wharf Halifax, NS, B3J 3R7, Canada
12	4300 Bankers Hall West, 888 - 3rd Street S.W., Calgary T2P 5C5, Canada
13	Cogswell Tower, 2000 Barrington Street, Suite 1101-C. , Halifax NS B3J 3K1 , Canada
14	PwC Corporate Finance & Recovery (Cayman) Limited., P.O. Box 258, 18 Forum Lane, Camana Bay, Grand Cayman , KY1-1104, Cayman Islands
15	Ocorian Trust (Cayman) Limited, Windward 3, Regatta Office Park, PO Box 1350, West Bay Road, Grand Cayman , KY1-1108, Cayman Islands
16	Unit 601, Block A, Yuanyang International Center, No. 56 Dong Si Huan Zhong Road, Beijing, Chaoyang District, China
17	Unit 04, B01, 3rd Floor, 101, 1st Floor, No.1 building, No.8 Yard Guangshun South Avenue , Chaoyang District, Beijing, China
18	Floor 2, Building 1, No. 799 Naxian Road, Pilot Free Trade Zone, Shanghai, China
19	8 Guangshun Avenue South, B01, 3F Building 1, Chaoyang District , China
20	1807-1811, 18th Floor, Kechuang Building, interchange of Yingxiong Mountain Road and 2nd Ring South Rd, Shizhong District, Jinan, Shangdong, China
21	No. 209, Chuangxin Plaza, No. 5 Keyuanyi Road, Jiulongpo District, Chongqing, China
22	14/F, Office 1436, Times Financial Center, 4001 Shennan Avenue, Futian District, Shenzhen, Guangdong, 518046, China
23	Unit B011, 3rd Floor, No. 1 building, No.799 Naxian Road, Free Trade Zone, Shanghai, China
24	Calle 111 # 47A-96, Bogotá D.C., Colombia
25	San José, Cantón Montes de Oca, Distrito San Pedro, cincuenta metros al sur del Restaurante Le Chandelier, Edificio Blanco, Costa Rica
26	Digeni Akrita, 54, Akritas, Floor 2, Flat 201-202, 1061, Nicosia, Cyprus
27	Za Brumlovkou 1559/5, Michle, Prague, 140 00, Czech Republic
28	Borupvang 3, 2750, Ballerup, Denmark
29	Accountor Turku Oy, Yliopistonkatu 34,5 krs, Turku, FI-20100, Finland
30	5 place de la Pyramide, Tour Ariane, La Défense 9 , 92088 , Paris , France
31	Tour Carpe Diem, 31 Place des Corolles, 92400, Courbevoie, France
32	Herrenberger Strasse 140, 71034, Böblingen, Germany
33	Von-Braun-Strabe 38a, 48683, Ahaus, Germany
34	Nördlicher Zubringer 9-11, 40470, Düsseldorf, Germany
35	19th Floor, Cityplaza One, 1111 King's Road, Taikoo Shing, Hong Kong
36	21st Floor, Henley Building, 5 Queens Road Central, Hong Kong
37	4th Floor, Laurel Building ‘A' Block, Bagmane Tech Park, Survey no.65/2, C.V.Raman Nagar, Byrasandra Village, KR Pura Hobli, Bangalore South Taluk, Bengaluru-560093, India
38	4th Floor, Bagmane Tech Park, Olympia Building Survey Nos. 66/1, 66/66-1 & 66/1-3, CV Raman Nagar , Bangalore, 560093, India
39	7th Floor, Unit 705 Leela Business Park, Andheri – Kurla Road, Andheri East, Mumbai , 400059, India
40	Laurel Block D 65/2, Bagmane Tech Park, C.V. Raman Nagar Byrasandra Post, Bangalore, India

Number	Address
41	66/1, 6th Floor, Olympia Building, Bagmane Tech Park, Byrasandra, C V Raman Nagar, Bangalore, Karnataka, 560093, India
42	WTC 3, Unit no. 207, Jalan Jenderal Sudirman Kav 29-31, Kel. Karet Semanggi, Kec. Setiabudi, Kota Adm, Jakarta Selatan, DKI Jakarta, Indonesia
43	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
44	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
45	5 Altalef St., Yahud, Israel
46	Matam Advanced Tech Center, Building 5/1, Haifa, 31 905, Israel
47	Scientific Industries Center, Haifa, 33263, Israel
48	17 Hatidhar St, Raannana, 43665, Israel
49	Viale Sarca 235, 20126, Milan, Italy
50	Via Santa Maria alla Porta 9, 20123, Milan, Italy
51	No. 8 Center Plaza Bldg, 5F, 1-10-16 Horidomecho Nihonbashi, Chuo-ku, Tokyo 103-0012, Japan
52	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
53	12 rue Jean Engling, L-1466, Luxembourg
54	15, Boulevard F.W. Raiffeisen, L - 2411, Luxembourg
55	Level 11 , 1 Sentral, Jalan Rakyat, Kuala Lumpur Sentral, 50470 59200 Kuala Lumpur, Malaysia
56	Unit 501, Level 5, Uptown 1, 1 Jalan SS21/58, Damansara Uptown, 47400 Selangor Darul Ehsan, Malaysia
57	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
58	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
59	Level 26, PWC Tower, 15 Customs Street West, Auckland, 1010, New Zealand
60	C/O House of Business AS, 7th Floor Dronning Eufemias gate 16, Oslo, 0191, Norway
61	2/F Three World Square, Upper Mckinley Road, Taguig City, Philippines
62	ul. Sucha 2/3, 50-086 Wrocław, Poland
63	Centro Empresarial Torres de Lisboa, Rua Tomás da Fonseca, Torre G, 1.º, Sala 111, Freguesia de São Domingos de Benfica, 1600 203, Lisboa, Portugal
64	Metro Office Park, Metro Parque 7, Street # 1, Suite 204 , Guaynabo, PR 00968, Puerto Rico
65	2nd District, 3 George Constantinescu Street, BOC Office Building, 4th floor, entrance B, 2nd District, Bucharest, PC 020339, Romania
66	Leningradskoye shosse 16 A, building 3, floor 10, premise XV, room 16, 125171, Moscow, Russian Federation
67	Nimr Al Nakheel Centre, Building A, 1st floor, Imam Saud Bin Abdulaziz Bin Muhammad Road, Riyadh, 11564, Saudi Arabia
68	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
69	78 Sophia Street, Fairland, 2195, South Africa
70	Novell House, MorningWedge Office, 255 Rivonia Road, Morningside, 2196, South Africa
71	Morningside Wedge Office Park , 255 Rivonia Road, Morningside, Sandton, Gauteng, 2057, South Africa
72	Yeoidodong, SK Building, 15F, 31 Gukjegeumyung-ro 8-gil, Yeongdeungpo-gu, Seoul, Korea, Republic of
73	Torre Espacio, Planta 16, Paseo de la Castellana, 259D, 28046 Madrid, Spain
74	Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
75	Richtistrasse 7, 8304 Wallisellen, Switzerland
76	Wallisellen Business Park, Offices 201-204, Richtistrasse 7, 8304, Wallisellen, Switzerland
77	Chemin Jean-Baptiste Vandelle 3A, 1290 Versoix, Switzerland
79	9F., No. 200, Sec. 1, Keelung Rd., Xinyi Dist., Taipei City, 110, Taiwan
80	ZI Chotrana, Technopole El Ghazala, Lot No 45, Ariana, 2088, Tunisia
81	Üniversiteler Mahallesi 1605 Cad. No: 3A, Çankaya , Ankara, Turkey
82	AND Plaza Kozyatağa İçerenköy Mahallesi Umut Sk. 10/12, Kat: 16 34752 Ataşehir/İstanbul, Turkey
83	13 Pimonenko Str., building 6, Office 6A/61, Kiev, 04050, Ukraine

Number	Address
84	JAFZA One building, Unit No. AB 1005, Jebel Ali Free Zone, Dubai, United Arab Emirates
85	Al Hilal Building, Al Falah Road, Office 318, Abu Dhabi, United Arab Emirates
86	1204 - 1205, Floor 12 Al Shatha Tower, Dubai, United Arab Emirates
87	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
88	Corporation Service Company, MC-CSC1, 300 Deschutes Way SW, Suite 208, Tumwater, WA98501, United States
89	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
90	Corporation Service Company, 80 State Street, Albany, NY 12207-2543, United States